UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633

Signature, Place and Date of Signing:

/s/ Laura Roche               New York, New York             February 14, 2005
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        79

Form 13F Information Table Value Total:  $213,981
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE



                                                             MARKET
                                                            VALUE BOOK       SHS OR     INVESTMENT     OTHER       VOTING
NAME OF ISSUER                TITLE OF CLASS   CUSIP/SEDOL   (X1000)         PRN AMT    DISCRETION      MGRS      AUTHORITY
--------------                --------------   -----------   -------         -------    ----------      ----      ---------
ABX Air Inc                    Common Stock    00080s101      16,622        1,869,710     Sole         None     1,869,710
Laidlaw Int'l - Inc            Common Stock    50730r102        7,764         362,782     Sole         None       362,782
Placer Dome Inc                Common Stock    725906101          752          40,000     Sole         None        40,000
Royal Group Technologies Ltd   Common Stock    779915107        4,192         400,000     Sole         None       400,000
Government Pptys Tr Inc        Common Stock    38374w107       15,876       1,610,150     Sole         None     1,610,150
Asset Accep Cap Corp           Common Stock    04543p100        1,957          91,900     Sole         None        91,900
Advanta Corp                   Class B         007942204        7,213         297,200     Sole         None       297,200
Aether Sys Inc                 Common Stock    00808v105        5,685       1,702,085     Sole         None     1,702,085
Amer Home Mtg Invt Corp        Common Stock    02660r107        1,233          36,000     Sole         None        36,000
Arena Pharmaceuticals Inc      Common Stock    040047102        1,464         218,455     Sole         None       218,455
Grupo Aeroportnario del Sure   Common Stock    40051e202          583          21,320     Sole         None        21,320
Allegheny Energy Inc           Common Stock    017361106        1,489          75,525     Sole         None        75,525
Brookfield Homes Corp.         Common Stock    112723101       18,503         545,800     Sole         None       545,800
Bayview Cap Corp Del           Common Stock    07262L309        4,956         323,680     Sole         None       323,680
Citigroup Inc                  Common Stock    172967101        1,879          39,000     Sole         None        39,000
Candies Inc.                   Common Stock    137409108          713         132,100     Sole         None       132,100
CREO Inc                       Common Stock    225606102        1,877         125,000     Sole         None       125,000
Centex Corp.                   Common Stock    152312104        5,206          87,370     Sole         None        87,370
Diamond Offshore Drilling In   Common Stock    25271c102          616          15,390     Sole         None        15,390
Eagle Materials Inc            CL B            26969p207        2,918          34,619     Sole         None        34,619
Gentiva Health Services Inc.   Common Stock    37247a102        1,150          68,783     Sole         None        68,783
Highland Hospitality Corp      Common Stock    430141101        2,393         212,900     Sole         None       212,900
Hollinger Int'l Inc            CL A            435569108        4,343         277,000     Sole         None       277,000
Honeywell Intl Inc.            Common Stock    438516106        1,181          33,350     Sole         None        33,350
Janus Capital Group Inc.       Common Stock    47102x105        2,723         161,970     Sole         None       161,970
Kinder Morgan Management LLC   SHS             49455U100        2,938          72,194     Sole         None        72,194
K-Mart Hldg Corp.              Common Stock    498780105       10,390         105,000     Sole         None       105,000
Lear Corp.                     Common Stock    521865105        1,029          16,860     Sole         None        16,860
L-3 Communications             Common Stock    502424104        1,025          14,000     Sole         None        14,000
Morgan Stanley                 Common Stock    617446448        3,235          58,270     Sole         None        58,270
NationsHealth Inc              Common Stock    63860c100          414          60,000     Sole         None        60,000
Nelnet Inc.                    CL A            64031n108        4,034         149,800     Sole         None       149,800
Northrop Grumman               Common Stock    666807102        1,126          20,720     Sole         None        20,720
NRG Energy Inc.                Common Stock    629377508        8,167         226,550     Sole         None       226,550
Precision CastParts Corp       Common Stock    740189105          591           9,000     Sole         None         9,000
Price Communications Corp      Common Stock    741437305        3,057         164,430     Sole         None       164,430
Transocean Inc                 ORD             g90078109        4,269         100,700     Sole         None       100,700
Reliant Energy Inc.            Common Stock    75952b105        1,208          88,500     Sole         None        88,500
Sunterra Corp                  Common Stock    86787d208        3,972         282,896     Sole         None       282,896
Swift Trans Co                 Common Stock    870756103        3,570         166,200     Sole         None       166,200
Temple-Inland Inc              Common Stock    879868107       14,364         210,000     Sole         None       210,000
Union Pac Corp.                Common Stock    907818108        1,345          20,000     Sole         None        20,000
USA Mobility Inc               Common Stock    90341g103       16,126         456,702     Sole         None       456,702
Virologic Inc                  Common Stock    92823r201        6,737       2,414,579     Sole         None     2,414,579
Virologic - Right              Common Stock    92823r169          156         648,468     Sole         None       648,468
Woodward Governor Co.          Common Stock    980745103        1,269          17,718     Sole         None        17,718
Williams Cos Inc Del           Common Stock    969457100        7,677         471,300     Sole         None       471,300
Wet Seal Inc                   CL A            961840105        1,446         636,788     Sole         None       636,788
Xcel Energy Inc.               Common Stock    98389b100        2,548         140,000     Sole         None       140,000

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